Share-based payments - General Terms (Details)	12 Months Ended
Jun. 30, 2026 tranche
109
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	1
Period of vesting requirements for share based payment arrangement	12 months
110a | Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.3333
Period of vesting requirements for share based payment arrangement	12 months
110a | Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	2
Share options vesting to maximum in time-based conditions	0.6667
Period of vesting requirements for share based payment arrangement	24 months
110a | Tranche three
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	3
Period of vesting requirements for share based payment arrangement	36 months
110a | Tranche four
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	4
110b | Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.3333
Period of vesting requirements for share based payment arrangement	12 months
110b | Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.6667
Period of vesting requirements for share based payment arrangement	24 months
110b | Tranche three
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Period of vesting requirements for share based payment arrangement	36 months
110b | Tranche four
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	4
110b | Tranche seven
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	7
110c & 111
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	4
110c & 111 | Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.3333
Period of vesting requirements for share based payment arrangement	12 months
110c & 111 | Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.6667
Period of vesting requirements for share based payment arrangement	24 months
110c & 111 | Tranche three
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Period of vesting requirements for share based payment arrangement	36 months
116
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	2
119
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of equal tranches vest on date	3
119 | Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.3333
Period of vesting requirements for share based payment arrangement	12 months
119 | Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions	0.6667
Period of vesting requirements for share based payment arrangement	24 months
119 | Tranche three
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Period of vesting requirements for share based payment arrangement	36 months